Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition (Details) [Line Items]
Professional service revenue	$ 567	$ 0	$ 2,446	$ 2,194
Majority of revenue			4,696	886
Deferred revenue	2,162		14,945	7,503
Decrease in deferred revenue			4,346
Related to customer contracts unsatisfied amount	27,253		31,323
Recognized revenue	$ 10,811		$ 8,034
Revenue recognized term	1 year		1 year
Expected recognized revenue	$ 12,144		$ 14,858
Customer contract amount	$ 4,298		$ 8,431
Contractual term	5 years		5 years
Long term debt term	1 year		1 year
Short term period	1 year		1 year
Minimum [Member]
Revenue Recognition (Details) [Line Items]
Contract terms of hosted services range	1 year		1 year
Revenue recognized term	2 years		2 years
Maximum [Member]
Revenue Recognition (Details) [Line Items]
Contract terms of hosted services range	20 years		20 years
Revenue recognized term	5 years		5 years
Contract Balances [Member]
Revenue Recognition (Details) [Line Items]
Prepaid expenses and other current assets		$ 141	$ 54	$ 43